Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets and liabilities
	December 31,
	2020	2019
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$645,318	$113,419
Inventory related	3,892	2,538
Intangibles assets	19,081	16,628
Provision for employee related obligations	557	984
Stock-based compensation expense	7,507	6,936
Deferred revenue	1,871	1,592
Property, plant and equipment	835	1,063
Allowance for credit losses	249	217
Foreign currency losses	278	12
Research and development credit carry forwards	16,693	16,239
Other items	(4,344)	3,148
Gross deferred tax assets	691,937	162,776
Valuation allowance	(661,979)	(151,771)
Total deferred tax assets	$29,958	$11,005

Deferred tax liabilities
Intangibles assets	$(21,567)	$(7,245)
Property, plant and equipment	(2,847)	(1,683)
Total deferred tax liabilities	$(24,414)	$(8,928)
Net deferred tax assets	$5,544	$2,077

Schedule of deferred tax assets and liabilities classified in consolidated balance sheets
	December 31, 2020	December 31, 2019
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$5,586	$2,118
Deferred tax liabilities	42	41
Net deferred tax assets	$5,544	$2,077

Schedule of valuation allowance
Valuation allowance
U.S. $ in thousands
Balance at January 1, 2018	$152,062
Additions	597
Balance at December 31, 2018	$152,659
Decrease	(888)
Balance at December 31, 2019	$151,771
Additions	524,215
Decrease	(14,007)
Balance at December 31, 2020	$661,979

Schedule of loss before Income Taxes
	2020	2019	2018
	(U.S. $ in thousands)

Domestic	$(381,935)	$(11,895)	$(17,848)
Foreign	(74,636)	4,751	9,634
	$(456,571)	$(7,144)	$(8,214)

Schedule of components of income taxes
	2020	2019	2018
	(U.S. $ in thousands)
Current
Domestic	$4,992	$3,392	$(722)
Foreign	(3,902)	2,524	9,414
	1,090	5,916	8,692
Deferred
Domestic	(4,112)	(2,007)	(3,169)
Foreign	(13,372)	(386)	(787)
	(17,484)	(2,393)	(3,956)
Total income taxes	$(16,394)	$3,523	$4,736

Schedule of reconciliation of income tax rate
	2020	2019	2018

Statutory tax rate	23.0%	23.0%	23.0%
Approved and Privileged enterprise benefits	(1.4)	18.0	16.0
Goodwill impairment	(17.5)	-	-
Stock compensation expense	(0.5)	(21)	(24.0)
Tax contingencies	1.0	(57.1)	(38.4)
Non-deductible acquisition expenses	-	(1.4)	(2.3)
Earning taxed under foreign law	(4.1)	(14.9)	(21.6)
Valuation Allowance	3.1	-	6.4
Changes to the prior year’s tax assessment	-	(2.7)	(15.3)
Deferred Tax due to different tax rate	0.1	11.2	-
Non recurring Capital gain	-	11.5
Withholding tax	-	(1.7)	-
Other	(0.1)	(2.6)	(1.4)
Effective income tax rate	3.6%	(48.9)%	(57.6)%

Schedule of unrecognized tax benefits
	2020	2019	2018
	(U.S. $ in thousands)
Balance at beginning of year	25,517	22,044	27,317
Additions for tax positions related to the current year	312	2,336	12,321
Foreign currency impact	3,017	1,353	(2,000)
Adjustments for tax positions related tax settlements	-	-	(15,576)
Reduction of reserve for statute expirations	(5,457)	(216)	(18)
Balance at end of year	$23,389	$25,517	$22,044